Financial Risk Management - Summary of the Debt-to-capital Ratio of the Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Debt Capital Ratio [line items]
Debt	$ 52,840
Less: cash and cash equivalents and restricted cash	(342,473)	$ (277,951)
Total equity	207,333	1,170,454
Capital Risk Management [member]
Disclosure of Debt Capital Ratio [line items]
Debt	5,346,781	4,007,580
Less: cash and cash equivalents and restricted cash	(342,473)	(277,951)
Total net debt	5,004,308	3,729,629
Total equity	5,167	992,461
Total Capital	$ 5,009,475	$ 4,722,090
Net debt-to-capital ratio	100.00%	79.00%